UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			   Washington, D.C. 20549

				FORM 13F

			   FORM 13F COVER PAGE

Report for the calendar Year or Quarter Ended: December 31,2000
Check here if Amendment []; Amendment Number:
This Amendment (check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:	New England Fiduciary and Investment Management
Address:357 Main Street
	P.O. Box 30
	Wakefield, MA 01880

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:	Jane A. Spaulding
Title:	Trust Administrator
Phone:	781-224-5421

Signature, Place, and Date of Signing:

	Jane A. Spaulding	Wakefield, MA	February 15, 2001

Report Type (Check only One):

[x]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

				FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Table:	51

Form 13F Information Table Value Total:	$76,662



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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				FORM 13F INFORMATION TABLE
                                                    VALUE    SHARES/ SH/  INV. OTHER      VOTING AUTH
NAME OF ISSUER          CLASS             CUSIP    (X $100  PRN AMT. PRN  DISC MGRS  SOLE SHARED  NONE
ABBOTT LABS             COM               002824100   2858      59002SH   SOLE         100        58902
ADOBE SYSTEMS           COM               00724F101    201       3460SH   SOLE                     3460
ADVANTAGE LEARNING      COM               00757K100   2334      69400SH   SOLE                    69400
AES                     COM               00130H105    250       4510SH   SOLE        4450           60
ALTERA CORP.            COM               021441100    879      33400SH   SOLE                    33400
AMERICAN EXPRESS        COM               025816109    249       4530SH   SOLE        4530
AMERICAN HOME PROD.     COM               026609107   5123      80613SH   SOLE                    80613
AMERICAN INTL GROUP     COM               026874107   5990      60772SH   SOLE        2883        57889
AMERICAN WATER WORKS    COM               030411102   1845      62800SH   SOLE                    62800
AMGEN INC.              COM               031162100    711      11115SH   SOLE        2025         9090
ANHEUSER-BUSCH          COM               035229103    258       5670SH   SOLE        5570          100
ADP                     COM               053015103    218       3450SH   SOLE        3450
AUSTRALIA & N.Z. BK ADR COM               052528304   1152      28810SH   SOLE                    28810
BANK NORTH GROUP, INC.  COM               06646R107   3800     190614SH   SOLE                   190614
BOSTON BEER             COM               100557107    685      77699SH   SOLE                    77699
BOSTON PROPERTIES,INC.  COM               101121101   6540     150352SH   SOLE                   150352
CISCO                   COM               17275R102    470      12340SH   SOLE       10210         2130
CITIGROUP               COM               172967101    544      10499SH   SOLE        8406         2093
COHERENT INC.           COM               192479103    845      26000SH   SOLE                    26000
CORNING INC.            COM               219350105    301       5695SH   SOLE        1195         4500
DOCUMENTUM INC.         COM               256159104   2147      43200SH   SOLE                    43200
ECI TELECOM LTD.        COM               268258100   1870     133730SH   SOLE                   133730
EMC CORP.               COM               268648102    673      10132SH   SOLE        3770         6362
ELAN CORP.              COM               284131208    568      12140SH   SOLE                    12140
FORD MOTOR              COM               245370860    421      17950SH   SOLE                    17950
GENERAL ELECTRIC        COM               369604103    538      11238SH   SOLE        5050         6188
HSBC HOLDINGS           COM               Y35339103    268      18347SH   SOLE                    18347
HSBC HLDGS PLC ADR NEW  COM               404280406    516       7010SH   SOLE                     7010
HOME DEPOT              COM               437076102    564      12337SH   SOLE        5620         6717
IONICS                  COM               462218108    467      16450SH   SOLE                    16450
INTEL                   COM               458140100    352      11250SH   SOLE        9010         2240
JOHNSON & JOHNSON       COM               478160104    348       3310SH   SOLE                     3310
LAFARGE CORP.           COM               505862102   2214      93720SH   SOLE                    93720
MEDTRONIC               COM               585055106    242       4000SH   SOLE        4000
MERCK                   COM               589331107   1692      18070SH   SOLE        4350        13720
NOKIA                   COM               654902204    352       8280SH   SOLE        7400          880
PFIZER INC.             COM               717081103    780      16970SH   SOLE        8410         8560
SBC                     COM               78387G103    269       5651SH   SOLE        4876          775
SHERWIN WILLIAMS        COM               824348106   2353      89450SH   SOLE         850        88600
TOOTSIE ROLL INDUSTRIES COM               890516107    366       7939SH   SOLE                     7939
TYCO                    COM               902124106    229       4130SH   SOLE        4130
WACHOVIA CORP.          COM               929771103    667      11480SH   SOLE                    11480
WELLS FARGO             COM               949746101   3954      71000SH   SOLE                    71000
ZIONS BANCORP           COM               989701107   2540      40680SH   SOLE                    40680
AMERICAN SELECT         INV.CO.CLOSED END 029570108    819      69735SH   SOLE       40910        28825
BERGSTROM CAPITAL FUND  INV.CO.CLOSED END 084093103    241       1078SH   SOLE                     1078
CHILE FUND              INV.CO.CLOSED END 168834109   1212     143594SH   SOLE                   143594
GENERAL AMERICAN INV.   INV.CO.CLOSED END 368802104   9874     274764SH   SOLE                   274764
JOHN HANCOCK INVESTORS  INV.CO.CLOSED END 410142103    259      13475SH   SOLE        3000        10475
MSDW INSURED MUNI. TR.  INV.CO.CLOSED END 61745P866    749      49325SH   SOLE       30900        18425
SWISS HELVETIA FUND     INV.CO.CLOSED END 870875101   3865     266545SH   SOLE                   266545
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